REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE AND SEGMENT INFORMATION
Schedule of revenue recognized during the years

	2017	2018	2019
Revenue from contracts with customers (net of value-added tax)
Sales of goods	180,706,361	179,785,704	189,569,543
Rendering of services	163,732	215,557	186,703
Revenue from other sources
Rental income	152,543	240,153	317,915

	181,022,636	180,241,414	190,074,161

Schedule of disaggregated revenue information

For the year ended December 31, 2018

					Corporate
		Primary			and other
	Alumina	aluminum	Energy		operating	Inter-segment
	segment	segment	segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	43,979,059	53,771,379	7,019,716	141,980,479	667,095	(67,632,024)	179,785,704
Rendering of services	—	—	215,557	—	—	—	215,557
Total revenue	43,979,059	53,771,379	7,235,273	141,980,479	667,095	(67,632,024)	180,001,261

Geographical markets
Mainland China	43,979,059	53,771,379	7,235,273	132,763,920	667,095	(67,632,024)	170,784,702
Outside of mainland China	—	—	—	9,216,559	—	—	9,216,559
Total revenue from contracts with customers	43,979,059	53,771,379	7,235,273	141,980,479	667,095	(67,632,024)	180,001,261

Timing of revenue recognition
Goods transferred at a point in time	43,979,059	53,771,379	7,019,716	141,980,479	667,095	(67,632,024)	179,785,704
Services transferred over time	—	—	215,557	—	—	—	215,557
Total revenue from contracts with customers	43,979,059	53,771,379	7,235,273	141,980,479	667,095	(67,632,024)	180,001,261

Revenue from contracts with customers
External customers	14,586,564	41,313,516	7,036,936	116,610,176	454,069	—	180,001,261
Intersegment sales	29,392,495	12,457,863	198,337	25,370,303	213,026	—	67,632,024
	43,979,059	53,771,379	7,235,273	141,980,479	667,095	-	247,633,285
Intersegment adjustments and eliminations	(29,392,495)	(12,457,863)	(198,337)	(25,370,303)	(213,026)	—	(67,632,024)
Total revenue	14,586,564	41,313,516	7,036,936	116,610,176	454,069	—	180,001,261

For the year ended December 31, 2019

					Corporate
		Primary			and other
	Alumina	aluminum	Energy		operating	Inter-segment
	segment	segment	segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	43,690,995	49,043,864	7,148,644	158,633,447	492,624	(69,440,031)	189,569,543
Rendering of services	—	—	186,703	—	—	—	186,703
Total revenue	43,690,995	49,043,864	7,335,347	158,633,447	492,624	(69,440,031)	189,756,246

Geographical markets
Mainland China	43,690,995	49,043,864	7,335,347	152,857,432	492,624	(69,440,031)	183,980,231
Outside of mainland China	—	—	—	5,776,015	—	—	5,776,015
Total revenue from contracts with customers	43,690,995	49,043,864	7,335,347	158,633,447	492,624	(69,440,031)	189,756,246

Timing of revenue recognition
Goods transferred at a point in time	43,690,995	49,043,864	7,148,644	158,633,447	492,624	(69,440,031)	189,569,543
Services transferred over time	—	—	186,703	—	—	—	186,703
Total revenue from contracts with customers	43,690,995	49,043,864	7,335,347	158,633,447	492,624	(69,440,031)	189,756,246

Revenue from contracts with customers
External customers	14,117,594	37,349,482	7,099,211	130,864,398	325,561	—	189,756,246
Intersegment sales	29,573,401	11,694,382	236,136	27,769,049	167,063	—	69,440,031
	43,690,995	49,043,864	7,335,347	158,633,447	492,624	—	259,196,277
Intersegment adjustments and eliminations	(29,573,401)	(11,694,382)	(236,136)	(27,769,049)	(167,063)	—	(69,440,031)
Total revenue	14,117,594	37,349,482	7,099,211	130,864,398	325,561	—	189,756,246

Schedule of revenue that was included in contract liabilities at beginning of period

	2018	2019
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
— Sale of goods	1,277,125	1,543,164
— Others	32,947	36,158

	1,310,072	1,579,322

Schedule of performance obligations

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2018 and December 31, 2019 are as follows:

	2018	2019
Within one year	1,579,322	1,638,826
More than one year	132,844	125,758

	1,712,166	1,764,584

Schedule of operating segments

	Year ended December 31, 2017
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminium	Energy	Trading	segments	eliminations	Total
Total revenue	38,997,261	47,245,646	6,250,966	146,856,931	645,314	(58,973,482)	181,022,636
Inter-segment revenue	(24,431,939)	(10,693,678)	(517,269)	(23,159,115)	(171,481)	58,973,482	—

Sales of self-produced products (Note (i))				23,158,952

Sales of products sourced from external suppliers				100,538,864

Revenue from external customers	14,565,322	36,551,968	5,733,697	123,697,816	473,833	—	181,022,636

Segment profit/(loss) before income tax	3,290,945	826,632	(171,310)	733,896	(1,728,563)	97,575	3,049,175

Income tax expense							(643,706)

Profit for the year							2,405,469

Other items
Finance income	233,016	83,996	44,015	192,327	153,336	—	706,690
Finance costs	(708,655)	(1,212,249)	(1,000,767)	(467,088)	(1,814,663)	—	(5,203,422)
Share of profits and losses of joint ventures	82,619	—	(383,263)	1,885	306,910	—	8,151
Share of profits and losses of associates	—	(16,887)	(181,667)	9,463	23,842	—	(165,249)
Amortization of land use rights	(42,768)	(25,120)	(15)	(6,376)	(17,300)	—	(91,579)
Depreciation and amortization (excluding the amortization of land use rights)	(2,781,350)	(2,516,058)	(1,510,218)	(79,342)	(86,200)	—	(6,973,168)
Gain on disposal of property, plant and equipment and land use right	47,243	40,106	(12,826)	1,673	543	—	76,739
Realized gain/(loss) on futures, forward and option contracts, net	3,398	(47,730)	1,585	(24,953)	43,749	—	(23,951)
Impairment of property, plant and equipment	(568)	—	(15,632)	—	—	—	(16,200)
Unrealized loss on futures, forward and option contracts, net	—	(17,033)	—	(92,719)	(21,321)	—	(131,073)
Gain on deemed disposal and disposal of subsidiaries	—	—	38,397	54,599	232,026	—	325,022
Changes for impairment of inventories	79,063	64,734	4,488	722	5,287	—	154,294
(Provision for)/reversal of impairment of receivables, net of bad debts recovered	(17,453)	269	(25,119)	(18,396)	—	—	(60,699)
Gain on disposal and dividends of available for sale	—	2,792	—	—	76,616	—	79,408
Gain on previously held equity interest remeasured at an acquisition-date fair value	—	—	117,640	—	—	—	117,640
Investments in associates	90,875	296,357	2,170,178	184,149	4,193,471	—	6,935,030
Investments in joint ventures	2,809,758	—	878,196	28,865	2,290,805	—	6,007,624

Additions during the period:
Intangible assets	—	197	284,509	372	89	—	285,167
Land use rights	—	—	27,956	25,199	6,060	—	59,215
Property, plant and equipment (Note (ii))	2,642,350	5,533,168	1,268,051	64,005	256,093	—	9,763,667

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB13,187 million, sales of self-produced primary aluminium amounting RMB6,680, and sales of self-produced other products amounting to RMB3,292 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

	Year ended December 31, 2018
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	44,150,937	53,802,172	7,235,273	142,017,821	667,235	(67,632,024)	180,241,414
Inter-segment revenue	(29,392,495)	(12,457,863)	(198,337)	(25,370,303)	(213,026)	67,632,024	—

Sales of self-produced products (Note (i))				34,454,943

Sales of products sourced from external suppliers				82,192,575

Revenue from external customers	14,758,442	41,344,309	7,036,936	116,647,518	454,209	—	180,241,414

Segment profit/(loss) before income tax	3,496,381	(929,298)	26,020	740,454	(1,267,146)	198,103	2,264,514

Income tax expense							(822,519)

Profit for the year							1,441,995

Other items
Finance income	100,125	54,458	15,744	136,515	185,392	—	492,234
Finance costs	(399,344)	(1,131,622)	(1,047,285)	(366,807)	(1,937,438)	—	(4,882,496)
Share of profits and losses of joint ventures	37,377	8	(225,377)	9,010	(20,470)	—	(199,452)
Share of profits and losses of associates	(1,141)	17,102	(52,368)	19,375	56,367	—	39,335
Amortization of land use rights	(39,027)	(41,175)	(9,335)	(18,615)	—	—	(108,152)
Depreciation and amortization (excluding the amortization of land use rights)	(2,846,051)	(2,954,801)	(1,962,081)	(101,705)	(82,963)	—	(7,947,601)
Gain/(loss) on disposal of property, plant and equipment and land use right	53,116	15,211	24,780	20,036	(12,045)	—	101,098
Realized (loss)/gain on futures, forward and option contracts, net	(716)	—	2,855	47,601	(9,248)	—	40,492
Other income	57,777	38,220	29,858	6,718	2,794	—	135,367
Impairment of property, plant and equipment	—	—	(7,450)	(39,034)	—	—	(46,484)
Unrealized gain on futures, forward and option contracts, net	—	—	—	100,967	—	—	100,967
Gain/(loss) on disposal of subsidiaries	7,671	—	—	—	(4,154)	—	3,517
Changes for impairment of inventories	(54,463)	(273,796)	(7,884)	(17,802)	—	—	(353,945)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	19,320	(9,406)	(23,327)	(84,922)	(9,621)	—	(107,956)
Dividends of equity investments at fair value through other comprehensive income	—	—	1,000	—	108,914	—	109,914
loss on disposal of associates	—	—	(1,904)	—	—	—	(1,904)
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value	—	—	(3,177)	—	751,263	—	748,086
Investments in associates	89,734	558,759	2,064,425	131,691	3,518,853	—	6,363,462
Investments in joint ventures	989,840	—	435,867	77,211	1,890,431	—	3,393,349

Additions during the period:
Intangible assets	99,089	753	2,754	514	194	—	103,304
Land use rights	2,786	—	—	52	—	—	2,838
Property, plant and equipment (Note (ii))	2,564,003	4,602,580	1,610,442	101,360	143,839	—	9,022,224

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB16,561 million, sales of self-produced primary Aluminium amounting RMB13,517 million, and sales of self-produced other products amounting to RMB4,376 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts (Note 20) are not included.

	Year ended December 31, 2019
					Corporate
					and other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	43,899,982	49,089,019	7,345,971	158,686,280	492,940	(69,440,031)	190,074,161
Inter-segment revenue	(29,573,401)	(11,694,382)	(236,136)	(27,769,049)	(167,063)	69,440,031	—

Sales of self-produced products (Note (i))				24,374,356

Sales of products sourced from external suppliers				106,542,875

Revenue from external customers	14,326,581	37,394,637	7,109,835	130,917,231	325,877	—	190,074,161

Segment profit/(loss) before income tax	844,848	687,246	403,479	952,848	(987,704)	213,084	2,113,801

Income tax expense							(625,720)

Profit for the year							1,488,081

Other items
Finance income	61,644	53,252	35,093	105,622	5,540	—	261,151
Finance costs	(651,238)	(1,328,730)	(1,064,769)	(223,928)	(1,652,514)	—	(4,921,179)
Share of profits and losses of joint ventures	86,245	—	(22,272)	3,767	202,375	—	270,115
Share of profits and losses of associates	(6,319)	11,621	(32,660)	36,579	39,546	—	48,767
Amortization of right-of-use assets	(495,693)	(338,975)	(146,139)	(45,541)	(49,477)	—	(1,075,825)
Depreciation and amortization (excluding the amortization of right-of-use assets)	(2,830,152)	(3,235,356)	(1,488,077)	(79,366)	(81,467)	—	(7,714,418)
(Loss)/gain on disposal of property, plant and equipment, and land use rights	(587,503)	830,205	(1,010)	7,216	(5,948)	—	242,960
Gain on disposal of business	262,677	—	—	—	—	—	262,677
Realized loss on futures, forward and option contracts, net	—	—	—	60,671	—	—	60,671
Other income	21,252	716	47,666	6,241	2,757	—	78,632
Impairment losses on property, plant and equipment and other non-current assets	(8,743)	(247,112)	(3,499)	—	—	—	(259,354)
Unrealized loss on futures, forward and option contracts,net	—	—	—	(9,851)	—	—	(9,851)
Gain on share of associates’ net assets	—	—	—	—	295,288	—	295,288
Gain on disposal of a subsidiary	118	—	3,014	2,738	255,317	—	261,187
Gain on disposal of associates	—	—	159,514	—	—	—	159,514
Changes for impairment of inventories	69,740	166,331	(19,076)	34,136	—	—	251,131
Reversal of/ (provision for) impairment of receivables, net of bad debts recovered	6,837	1,088	(53,227)	(121,154)	(3,295)	—	(169,751)
Dividends of equity investments at fair value through other comprehensive income	—	—	1,000	—	96,775	—	97,775
Investments in associates	83,424	574,385	2,021,964	362,757	6,469,871	—	9,512,401
Investments in joint ventures	1,076,085	—	298,991	79,199	1,931,307	—	3,385,582

Additions during the period:
Intangible assets	209,365	949,013	(5,062)	1,869	201	—	1,155,386
Right-of- use assets	1,080,285	131,797	8,411	27,365	—	—	1,247,858
Property, plant and equipment (Note (ii))	6,486,248	2,381,644	1,454,659	132,841	165,832	—	10,621,224

Note:

(i)

The sales of self-produced products include sales of self-produced Alumina amounting to RMB13,329 million, sales of self-produced primary Aluminium amounting RMB10,689 million, and sales of self-produced other products amounting to RMB356 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2018

Segment assets	82,677,250	57,712,842	39,458,086	20,217,906	33,577,526	233,643,610
Reconciliation:
Elimination of inter-segment receivables						(34,228,334)
Other eliminations						(155,283)
Corporate and other unallocated assets:
Deferred tax assets						1,542,655
Prepaid income tax						162,103

Total assets						200,964,751

Segment liabilities	38,817,030	34,492,538	27,265,031	14,530,230	50,492,049	165,596,878
Reconciliation:
Elimination of inter-segment payables						(34,228,334)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,812,805
Income tax payable						113,783

Total liabilities						133,295,132

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2019

Segment assets	90,584,165	63,155,573	38,886,172	17,360,278	49,658,116	259,644,304
Reconciliation:
Elimination of inter-segment receivables						(58,081,964)
Other eliminations						(106,985)
Corporate and other unallocated assets:
Deferred tax assets						1,522,216
Prepaid income tax						93,093

Total assets						203,070,664

Segment liabilities	47,247,335	38,588,473	26,582,436	9,308,667	66,771,364	188,498,275
Reconciliation:
Elimination of inter-segment payables						(58,081,964)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,712,739
Income tax payable						216,554

Total liabilities						132,345,604

Schedule of geographical information of the operating segments

	2017	2018	2019
Segment revenue from external customers
— Mainland China	171,956,305	171,024,855	184,298,146
— Outside Mainland China	9,066,331	9,216,559	5,776,015
	181,022,636	180,241,414	190,074,161

	2018	2019
Non-current assets (excluding financial assets and deferred tax assets)
— Mainland China	137,939,763	147,798,239
— Outside Mainland China	646,327	2,668,533
	138,586,090	150,466,772